Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Product revenue	$ 24,836
License and other revenue	58,193	$ 36,772	$ 66,616
Other income	1,988	2,912	2,833
Cost of product revenue	(64,095)
Research and development expenses	(180,622)	(191,006)	(148,072)
General and administrative expenses	(186,742)	(84,134)	(58,914)
Operating loss	(346,442)	(235,456)	(137,537)
Share of net loss of joint venture	(2,590)	(2,418)	(1,505)
Finance income	2,549	51,568	5,608
Finance costs	(188,419)	(117,361)	(161,551)
Exchange rate differences	10,566	2,681	3,215
(Loss) / gain on extinguishment of financial liabilities	(27,311)	151,788
Non-operating (loss) / profit	(205,205)	86,258	(154,233)
Loss before taxes	(551,647)	(149,198)	(291,770)
Income tax benefit	38,067	47,694	121,726
Loss for the year	(513,580)	(101,504)	(170,044)
Item that will be reclassified to profit or loss in subsequent periods:
Exchange rate differences on translation of foreign operations	(6,111)	(305)	5,954
Total comprehensive loss	$ (519,691)	$ (101,809)	$ (164,090)
Loss per share
Basic loss for the year per share	$ (2.6)	$ (0.92)	$ (1.82)
Diluted loss for the year per share	$ (2.6)	$ (0.92)	$ (1.82)